Schedule of Investments
September 30, 2023 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 51.9%

Communication Services - 4.7%
ALPHABET INC. (C) (1)	50,274	6,628,627
CHARTER COMMUNICATIONS INC CL A (1)	1,433	630,262
COMCAST CORP NEW CL A	22,615	1,002,749
IDT CORPORATION (1)	3,286	72,456
LIBERTY BROADBAND CORPORATION - CLASS A (1)	344	31,273
LIBERTY BROADBAND CORPORATION - CLASS C (1)	2,998	273,777
META PLATFORMS INC (1)	7,856	2,358,450
TELEPHONE & DATA SYS INC DEL NEW	3,651	66,850
T-MOBILE US INC	32,695	4,578,935
TRADE DESK, INC. (THE) (1)	5,109	399,268

		16,042,647

Consumer Discretionary - 8.2%
AMAZON.COM INC (1)	22,108	2,810,369
BEST BUY CO INC	7,488	520,191
BORG WARNER INC	4,346	175,448
CAVCO INDUSTIRES INC (1)	84	22,315
DR HORTON INC	24,501	2,633,122
ETHAN ALLEN INTERIORS INC	151	4,515
FRONTDOOR INC (1)	498	15,234
GARMIN LIMITED	45,851	4,823,525
HELEN OF TROY LTD (1)	4,661	543,286
HOME DEPOT INC	1,746	527,571
LA Z BOY INC	1,417	43,757
LEGGETT & PLATT INC	18,391	467,315
LENNAR CORP	27,954	3,137,277
LOWES COMPANIES INC	2,917	606,269
M/I HOMES INC (1)	4,804	403,728
MOHAWK INDS INC (1)	14,979	1,285,348
NVR INC (1)	64	381,651
O'REILLY AUTOMOTIVE INC (1)	784	712,546
PULTEGROUP INC	16,732	1,239,005
ROSS STORES INC	9,077	1,025,247
SKYLINE CHAMPION CORPORATION (1)	8,506	542,002
TEMPUR SEALY INTERNATIONAL INC	16,362	709,129
TJX COMPANIES INC	20,180	1,793,598
TOLL BROS INC	13,097	968,654
Town Sports International (1)(4)	1,777	0
Ulta Beauty, Inc. (1)	557	222,494
WAYFAIR INC (1)	721	43,671
WHIRLPOOL CORP	16,573	2,215,810

		27,873,077

Consumer Staples - 0.9%
KROGER CO	267	11,948
TARGET CORPORATION	394	43,565
WALMART INC	18,243	2,917,603

		2,973,116

Energy - 5.1%
CHENIERE ENERGY INC	2,483	412,079
CHEVRON CORP	26,750	4,510,585
CIVITAS RESOURCES INC	3,968	320,892
CONOCOPHILLIPS	7,878	943,784
COTERRA ENERGY INC	180	4,869
DEVON ENERGY CORP	1,759	83,904
DIAMONDBACK ENERGY, INC	9,538	1,477,245
DT MIDSTREAM INC	780	41,278
EOG RESOURCES INC	7,426	941,320
EXXON MOBIL CORP	29,970	3,523,873
HF SINCLAIR CORPORATION	465	26,472
MARATHON OIL CORP	482	12,894
MARATHON PETROLEUM CORP	1,403	212,330
NOBLE CORPORATION PLC	1,886	95,526
ONEOK INC NEW	3,776	239,512
OVINTIV INC	2,633	125,252
PBF ENERGY INC	163	8,725
PHILLIPS 66	11,612	1,395,182
PIONEER NATURAL RESOURCES	8,562	1,965,407
SCHLUMBERGER LTD	3,372	196,588
SCORPIO TANKERS INC	338	18,293
SM ENERGY CO	226	8,961
TARGA RESOURCES CORP	217	18,601
TEEKAY CORPORATION (1)	1,515	9,348
VALARIS LIMITED (1)	1,377	103,247
VALERO ENERGY CORP	4,539	643,222
VITAL ENERGY INC (1)	93	5,154

		17,344,543

Financials - 7.5%
AMERICAN EQ INVT LIFE HLDG CO	558	29,931
Berkshire Hathaway Class B (1)	36,633	12,832,540
CHUBB LIMITED	4,619	961,583
ESSENT GROUP LTD	3,983	188,356
FIRST AMERICAN FINANCIAL CORP	2,684	151,619
INTERNATIONAL MONEY EXPRESS INC (1)	440	7,449
MARSH & MCLENNAN COS INC	9,716	1,848,955
MASTERCARD INCORPORATED	22,876	9,056,837
MEDLEY MANAGEMENT INC (1)	101	0
NMI HOLDINGS INC (A) (1)	1,375	37,249
PROGRESSIVE CORP OH	1,573	219,119
STEWART INFORMATION SVCS CRP	6,217	272,305

		25,605,943

Healthcare - 4.3%
APOGEE THERAPEUTICS INC (1)	1,438	30,629
CARDINAL HEALTH INC	3,838	333,215
CENCORA INC (1)	109	19,617
CENTENE CORPORATION (1)	12,951	892,065
CHEMED CORPORATION	15	7,796
CVS HEALTH CORP	316	22,063
ELEVANCE HEALTH INC	1,473	641,374
ELI LILLY & CO	4,540	2,438,570
HCA HEALTHCARE INC	735	180,795
HUMANA INC	3,141	1,528,159
JOHNSON AND JOHNSON	20,394	3,176,366
MCKESSON CORP	1,847	803,168
MERCK & CO INC	69	7,104
MOLINA HEALTHCARE INC (1)	118	38,691
PFIZER INC	21,305	706,687
QUEST DIAGNOSTICS INC	1,975	240,674
THE CIGNA GROUP	3,106	888,533
UNITEDHEALTH GROUP INC (DEL)	3,730	1,880,629
VIATRIS INC.	5,057	49,862
ZOETIS INC	5,099	887,124

		14,773,121

Industrials - 7.2%
3M COMPANY	2,122	198,662
A. O. SMITH CORP	5,216	344,934
ADVANCED DRAINAGE SYSTEMS INC	1,530	174,160
AECOM	6,220	516,509
AGCO CORP	1,812	214,323
AIR LEASE CORP	5,439	214,351
ALASKA AIR GROUP INC (1)	8,334	309,025
ALLEGIANT TRAVEL COMPANY	2,158	165,864
ALLEGION PLC	7,923	825,577
AMERESCO INC (1)	1,711	65,976
APPLIED INDUSTRIAL TECH INC	442	68,338
ARGAN INC	199	9,058
ARMSTRONG WORLD INDS INC	3,323	239,256
BLUELINX HOLDINGS INC (1)	466	38,254
BOISE CASCADE COMPANY	2,273	234,210
BUILDERS FIRSTSOURCE INC (1)	10,214	1,271,541
CARLISLE COMPANIES	1,559	404,186
CARRIER GLOBAL CORP	2,832	156,326
COPART INC (1)	35,511	1,530,169
DOVER CORP	19,052	2,657,945
EMCOR GROUP INC	2,846	598,770
FASTENAL CO	43,853	2,396,128
FERGUSON PLC	9,268	1,524,308
FTAI AVIATION INC.	3,863	137,330
GATX CORP	774	84,234
GENCO SHIPPING & TRADING LTD	330	4,617
GRACO INC	9,668	704,604
GRAINGER W W INC	2,132	1,475,003
HONEYWELL INTERNATIONAL INC	1,795	331,608
JOHNSON CONTROLS INTERNATIONAL PLC	7,011	373,055
KIRBY CORPORATION (1)	17,016	1,408,925
MASCO CORP	1,681	89,849
MATSON INC	3,944	349,912
MSC INDUSTRIAL DIRECT CO INC	12,715	1,247,977
OWENS CORNING INC	4,514	615,755
PACCAR INC	6,026	512,331
QUANTA SERVICES INC	3,489	652,687
RYDER SYS INC	145	15,508
TEREX CORP NEW	1,353	77,960
TRANE TECHNOLOGIES PLC	5,301	1,075,626
UFP Industries, Inc.	83	8,499
UNITED AIRLINES HOLDINGS INC (1)	11,328	479,174
VALMONT INDS INC	34	8,167
VERITIV CORP	1,940	327,666
WATSCO INC	455	171,863
XOMETRY INC (1)	1,714	29,104
ZURN ELKAY WATER SOLUTIONS CORP	5,342	149,683

		24,489,007

Information Technology - 13.2%
ADVANCED MICRO DEVICES INC (1)	8,890	914,070
ANALOG DEVICES INC	16,455	2,881,106
APPLE INC	51,474	8,812,864
APPLIED MATERIALS INC	6,226	861,990
BROADCOM INC	3,651	3,032,448
CIRRUS LOGIC INC (1)	5,804	429,264
ENPHASE ENERGY INC (1)	7,250	871,088
ENTEGRIS INCORPORATED	291	27,328
FIRST SOLAR INC (1)	3,470	560,717
GLOBALFOUNDRIES INC. (1)	836	48,647
IMPINJ INC (1)	755	41,548
INTEL CORP	28,900	1,027,395
KLA Corporation	581	266,481
LAM RESEARCH CORP	852	534,008
MARVELL TECHNOLOGY INC.	1,329	71,939
MICROCHIP TECH INC	14,966	1,168,096
MICRON TECH INC	8,945	608,528
MICROSOFT CORP	16,735	5,284,074
MKS INSTRUMENTS INC	3,080	266,543
NVIDIA CORP	13,652	5,938,483
ON SEMICONDUCTOR CORP (1)	2,479	230,423
QORVO INC (1)	7,564	722,135
QUALCOMM INC	17,243	1,915,008
SKYWORKS SOLUTIONS INC	22,305	2,199,050
TERADYNE INC	8,603	864,257
TEXAS INSTRUMENTS INC	34,122	5,425,739
WOLFSPEED INC (1)	3,106	118,339

		45,121,568

Materials - 0.7%
ALPHA METALLURGICAL RESOURCES INC	55	14,285
ARCH RESOURCES INC	54	9,216
MARTIN MARIETTA MATL INC	1,601	657,178
RELIANCE STL & ALUMINUM CO (DEL)	56	14,685
SCHNITZER STEEL INDUSTRIES INC	681	18,966
SYLVAMO CORPORATION	230	10,106
VULCAN MATERIALS CO	8,404	1,697,776

		2,422,212

Real Estate Investment Trust - 0.0%
CORENERGY INFRASTRUCTURE TRUST INC REIT		5,403	4,322
Spirit MTA REIT Liquidating Trust (1)(4)		3,461	0

			4,322
Utilities - 0.1%
BROOKFIELD INFRASTRUCTURE CORP		6,982	246,744
MDU RESOURCES GROUP INC		7,155	140,095

			386,839

Total Common Stocks (United States)	(Cost	$149,549,119)	177,036,395

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		994	26,252

Total Preferred Stock (United States)	(Cost	$24,845)	26,252

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)		157	961
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		57	838
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		56	1,537
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		28	497

Total Warrants (United States)	(Cost	$3,304)	3,833

Registered Investment Companies - 17.8%

U.S. Fixed Income - 16.2%
Baird Core Plus Bond Fund - Class I		323,033	3,101,120
BBH Limited Duration Fund - Class I		157,117	1,588,453
Diamond Hill Short Duration Securitized Bond Fund - Class Y		555,024	5,306,034
DoubleLine Total Return Bond Fund - Class I		412,367	3,468,006
Frost Total Return Bond Fund - Class I		236,279	2,176,131
iShares Core 1-5 Year USD Bond ETF (5)		24,272	1,125,735
iShares Core U.S. Aggregate Bond ETF (5)		10,998	1,034,252
PGIM Short-Term Corporate Bond Fund - Class R6		504,278	5,133,552
Pioneer Bond Fund - Class K		329	2,596
Segall Bryant & Hamill Plus Bond Fund - Class I		415,220	3,662,242
SPDR Bloomberg High Yield Bond ETF (5)		228,271	20,635,699
Xtrackers USD High Yield Corporate Bond ETF (5)		234,959	7,965,110

			55,198,930

International Fixed Income - 1.6%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		67,273	5,551,368

			5,551,368

Total Registered Investment Companies	(Cost	$62,555,981)	60,750,298

Money Market Registered Investment Companies - 30.0%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		102,291,693	102,301,922

Total Money Market Registered Investment Companies	(Cost	$102,254,977)	102,301,922

Total Investments - 99.7%	(Cost	$314,388,226)	340,118,700
Other Assets less Liabilities - 0.3%			1,034,518

Total Net Assets - 100.0%			341,153,218

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		3,752	44,349
Meeder Dynamic Allocation Fund - Retail Class		9,769	119,963
Meeder Muirfield Fund - Retail Class		6,948	59,544
Meeder Conservative Allocation Fund - Retail Class		1,101	22,956

Total Trustee Deferred Compensation	(Cost	$231,643)	246,812

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(56)	12/15/2023	(14,114,240)	236,095
Mini MSCI EAFE Index Futures	321	12/15/2023	32,766,075	(1,059,345)
Mini MSCI Emerging Markets Index Futures	150	12/15/2023	7,166,250	(241,837)
Russell 2000 Mini Index Futures	187	12/15/2023	16,816,910	(704,998)
Standard & Poors 500 Mini Futures	(24)	12/15/2023	(5,190,600)	209,327

Total Futures Contracts	578		37,444,395	(1,560,758)

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$340,118,700	$(1,560,758)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$340,118,700	$(1,560,758)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.